Fees Summary	Aug. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,890,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,920.76
Total Offset Amount	0.00
Net Fee	75,920.76
Narrative - Max Aggregate Offering Price	$ 495,890,000.00
Final Prospectus	true